Message From The Investment Adviser                         Brenton Mutual Funds
--------------------------------------------------------------------------------


Dear Shareholders:

The past six months have been turbulent for financial markets, with interest rates declining and common stocks falling. The markets appear to have reached a double bottom in August and early October and have now begun to recover. Economic growth continues to be solid with few signs of inflation. Liquidity problems in capital markets (i.e. Long Term Capital) has been partially to blame for instability in domestic markets, and it is unclear what effect the problems abroad will have upon the U.S. economy. Thus far, GDP has outpaced analyst expectations and consumer spending continues to be strong and well ahead of 1997. Declining interest rates should continue to support strong consumer spending, especially in the housing market and auto industry. Industrial production and capital spending were softer than expected in the third quarter with their weakest quarterly performance since the last recession. Looking forward we expect moderate economic growth and continued low inflation combined with stable to moderately lower short-term interest rates. We believe this environment should continue to be constructive for financial assets.

U.S. GOVERNMENT MONEY MARKET FUND/1/

Declining interest rates are the focus here, with the most significant change coming in the short end of the yield curve. The Fed has eased twice and we believe, is likely to act again in either late 1998 or early 1999 putting further downward pressure on short-term interest rates. That being said, performance of the fund has continued to be strong as measured by the trailing one year return of 4.98%, as of September 30, 1998 focusing on high credit quality and maintaining the current average maturity. The seven day yield as of September 30, 1998 is 4.69% with a since inception (August 9, 1994) return of 4.85%. The yield quotation more closely reflects the current earnings of the Fund than the total return quotation.

INTERMEDIATE U.S. GOVERNMENT SECURITIES FUND

Interest rates declined substantially in the last six months with the yield curve regaining some slope. The spread between the two-year treasury and the thirty-year treasury on March 31st was 34 basis points compared with 68 basis points on September 30th and 78 basis points at the time of this writing. Despite continued domestic economic growth, the Federal Open Market committee has lowered the target Fed Funds rate to 5.0%. These Fed easings have been the primary influence upon the yield curve and we feel it is very likely that there could be further easings causing an even steeper yield curve. The Fed cited the beginning of a perceived credit crunch coupled with continued woes in Russia and Asia as the reason for the rate cuts.

The Brenton Intermediate U.S. Government Securities Fund returned 6.75% (without load) and loaded of 3.05% for the last six months ending September 30, 1998. We are generally pleased with this return since the average Intermediate U.S. Government bond fund as measured by the Lipper U.S. Government Bond Index/2/ was up just 6.35%. The duration of the fund continues to resemble the Merrill Lunch 3-7/3/ year government index. Credit quality remains strong by investing in U.S. Government or government agency securities only. Looking forward we plan to continue along this same strategy. The one year loaded return is 7.03% and 10.90% (without load) with a since inception return of 7.58% (without load) and 6.66% loaded. Our outlook is for continued low inflation as well as an increasingly upward sloping yield curve. Under this scenario, we believe prospects are good for achieving solid real (inflation adjusted) returns for shareholders.

VALUE EQUITY FUND

The last six months have been a difficult period for the U.S. stock market and the Value Equity Fund suffered declines. The return for the Brenton Value Equity Fund (without load) was a -11.35% and -15.32% loaded compared to a -6.99% for the Standard and Poors 500 Index/4/ and a -11.84% as measured by the Lipper Growth Fund Index/5/. The one year and since inception (August 9, 1994)

--------------------------------------------------------------------------------

Message From The Investment Adviser                         Brenton Mutual Funds
--------------------------------------------------------------------------------

returns are .72% (without load) and -3.80% loaded as well as 17.84% (without load) and 16.55% loaded, respectively. Although our long-range goal is to perform well compared to the Standard and Poors 500 Index, a goal we have not met, we remain pleased that we are performing well compared to the Lipper Growth Fund Index. For the most recent three years, the fund is up an average of 16.44% compared to the Lipper Growth Fund Index average of 15.12%.

Looking forward, we see a generally positive environment for financial assets with low inflation and interest rates and slower but moderate economic growth. However, after seven and a half years of economic expansion, we believe profit growth will become more difficult and current valuation levels leave little room for expansion in price to earnings ratios. Therefore, we expect to see more restrained returns over the next few years. We will continue to concentrate new purchases in firms positioned for consistent growth and we are limiting our exposure to cyclical stocks.

Longer term, we will continue to stress themes related to demographic trends, in particular, the aging of the baby boom generation. We are confident that these trends will continue and be particularly positive for financial stocks as well as health care related firms.

We appreciate the opportunity to serve your investment needs and will work hard to continue to earn and retain your confidence and support. If you have questions, would like a prospectus or require any assistance, please contact your investment representative or call 1-800-706-FUND.

Sincerely,

/s/ Douglas L. Brown
Douglas L. Brown
Vice President/Senior Portfolio Manager
Brenton Bank

--------------------------------------------------------------------------------

Message From The Investment Adviser                        Brenton Mutual Funds
-------------------------------------------------------------------------------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE (NAV) WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. THE COMPOSITION OF THE FUNDS' HOLDINGS IS SUBJECT TO CHANGE.

FOR MORE COMPLETE INFORMATION ON ANY OF THE BRENTON MUTUAL FUNDS, INCLUDING FEES, EXPENSES AND SALES CHARGES, PLEASE CALL 1-800-706-FUND FOR A FREE PROSPECTUS. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING OR SENDING MONEY.

/1/An investment in the Fund is not insured nor guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

/2/THE LIPPER U.S. GOVERNMENT BOND INDEX REPRESENTS THE AVERAGE PERFORMANCE OF A UNIVERSE OF 30 ACTIVELY-MANAGED BOND FUNDS. LIPPER IS AN INDEPENDENT MUTUAL FUND PERFORMANCE MONITOR WHOSE RESULTS ARE BASED ON TOTAL RETURN AND DO NOT REFLECT A SALES CHARGE.

/3/THE MERRILL LYNCH 3-7 YEAR GOVERNMENT INDEX IS A REPRESENTATIVE OF THE PERFORMANCE OF THE INTERMEDIATE U.S. GOVERNMENT SECURITIES. THE INDEX DOES NOT REFLECT THE REDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND, SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES.

/4/THE PERFORMANCE OF THE BRENTON VALUE EQUITY FUND IS MEASURED AGAINST THE STANDARD & POOR'S 500 INDEX, WHICH IS GENERALLY REPRESENTATIVE OF THE PERFORMANCE OF THE STOCK MARKET AS A WHOLE. THE INDEX DOES NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND, SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES.

/5/THE LIPPER GROWTH FUND INDEX REPRESENTS PERFORMANCE OF A UNIVERSE OF 30 ACTIVELY-MANAGED GROWTH FUNDS. LIPPER IS AN INDEPENDENT MUTUAL FUND PERFORMANCE MONITOR WHOSE RESULTS ARE BASED ON TOTAL RETURN AND DO NOT REFLECT A SALES CHARGE.

SHARES OF THE FUNDS ARE NOT FDIC INSURED, NOR ARE THEY INSURED BY ANY GOVERNMENT AGENCY. FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, BRENTON BANK OR ITS AFFILIATES. AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.
THE BRENTON MUTUAL FUNDS ARE A FAMILY OF MUTUAL FUNDS DISTRIBUTED BY BISYS FUND SERVICES WHICH IS INDEPENDENT OF BRENTON BANK AND ITS AFFILIATES. BRENTON BROKERAGE IS A REGISTERED BROKER-DEALER FROM WHOM SHARES OF THE BRENTON MUTUAL FUNDS MAY BE PURCHASED.

-------------------------------------------------------------------------------

                               TABLE OF CONTENTS

                      Statements of Assets and Liabilities
                                     Page 5

                            Statements of Operations
                                     Page 6

                      Statements of Changes in Net Assets
                                     Page 7

                       Schedules of Portfolio Investments
                                     Page 9

                         Notes to Financial Statements
                                    Page 14

                              Financial Highlights
                                    Page 19

THE COVENTRY GROUP
BRENTON MUTUAL FUNDS

                      STATEMENTS OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 1998
                                  (UNAUDITED)

                                                      INTERMEDIATE
                                    U.S. GOVERNMENT  U.S. GOVERNMENT
                                     MONEY MARKET      SECURITIES    VALUE EQUITY
                                         FUND             FUND           FUND
                                    ---------------  --------------- ------------
              ASSETS:
Investments, at value (cost
 $34,993,811; $26,931,128;
 $39,711,317, respectively)........   $34,993,811      $28,415,976   $51,939,296
Interest and dividends receivable..       121,873          450,054        61,246
Prepaid expenses and other assets..        21,346            3,956        11,340
Receivable from administrator......        17,882               --            --
                                      -----------      -----------   -----------
    Total Assets...................    35,154,912       28,869,986    52,011,882
                                      -----------      -----------   -----------
           LIABILITIES:
Dividends payable..................       139,306          120,124        49,089
Payable for securities purchased...            --               --       333,300
Accrued expenses and other
payables:
  Investment advisory fees.........         8,775           11,118        28,074
  Administration fees..............           425              235           870
  Distribution and shareholder
   service fees....................           585              467         2,100
  Other fees.......................            --           15,820        18,383
                                      -----------      -----------   -----------
    Total Liabilities..............       149,091          147,764       431,816
                                      -----------      -----------   -----------
            NET ASSETS:
Capital............................    35,006,179       27,005,544    33,621,550
Undistributed (distribution in
 excess of) net investment
 income/(loss).....................            --           23,889        10,183
Accumulated undistributed net
 realized gains/(losses) from
 investment transactions...........          (358)         207,941     5,720,354
Net unrealized
appreciation/(depreciation) from
investments........................            --        1,484,848    12,227,979
                                      -----------      -----------   -----------
    Net Assets.....................   $35,005,821      $28,722,222   $51,580,066
                                      ===========      ===========   ===========
Outstanding units of beneficial
interest (shares)..................    35,006,219        2,681,692     2,943,036
                                      ===========      ===========   ===========
Net asset value--redemption price
per share..........................   $      1.00      $     10.71   $     17.53
                                      ===========      ===========   ===========
Maximum Sales Charge...............            --             3.50%         4.50%
                                      -----------      -----------   -----------
Maximum Offering Price per share
 (NAV/(100%--Maximum Sales Charge)
 of net asset value adjusted to
 nearest cent).....................         $1.00(a)   $     11.10   $     18.36
                                      ===========      ===========   ===========

--------
(a) Offering price and redemption price are the same for the Money Market Fund.

                       See notes to financial statements.

THE COVENTRY GROUP
BRENTON MUTUAL FUNDS

                            STATEMENTS OF OPERATIONS
                  FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1998
                                  (UNAUDITED)

                                                       INTERMEDIATE
                                      U.S. GOVERNMENT U.S. GOVERNMENT
                                       MONEY MARKET     SECURITIES    VALUE EQUITY
                                           FUND            FUND           FUND
                                      --------------- --------------- ------------
INVESTMENT INCOME:
Interest income.....................    $1,053,105      $  853,046    $        --
Dividend income.....................           271          22,630        453,897
                                        ----------      ----------    -----------
  Total income......................     1,053,376         875,676        453,897
                                        ----------      ----------    -----------
EXPENSES:
Investment advisory fees............        75,952          67,543        186,911
Administration fees.................        37,976          28,329         56,455
Distribution and shareholder service
fees................................        94,939          70,789        141,135
Custodian fees......................         7,123           3,129          6,733
Fund accounting fees................        16,095          16,612         16,661
Legal fees..........................         3,511           2,807          4,734
Audit fees..........................         3,973           3,477          7,716
Trustees' fees......................         3,594           3,846          6,832
Transfer agent fees.................        28,037          13,537         28,676
Registration and filing fees........         1,158           1,086          1,656
Printing fees.......................         2,875           1,800          4,343
Insurance...........................         2,152           2,004          2,900
Other...............................           510             404            694
                                        ----------      ----------    -----------
  Total Expenses....................       277,895         215,363        465,446
Less: Fee waivers and expense
reimbursements......................      (137,506)        (82,129)      (127,022)
                                        ----------      ----------    -----------
  Net expenses......................       140,389         133,234        338,424
                                        ----------      ----------    -----------
Net investment income...............       912,987         742,442        115,473
                                        ----------      ----------    -----------
REALIZED/UNREALIZED GAINS (LOSSES)
 FROM INVESTMENTS:
Net realized gains/(losses) from
investment transactions.............            --          14,822      2,782,619
Net change in unrealized
 appreciation/(depreciation) from
 investments........................            --       1,091,073     (9,545,078)
                                        ----------      ----------    -----------
Net realized gains/(losses) from
investments.........................             0       1,105,895     (6,762,459)
                                        ----------      ----------    -----------
Change in net assets resulting from
operations..........................    $  912,987      $1,848,337    $(6,646,986)
                                        ==========      ==========    ===========

                       See notes to financial statements.

THE COVENTRY GROUP
BRENTON MUTUAL FUNDS

                      STATEMENTS OF CHANGES IN NET ASSETS

                           U.S. GOVERNMENT MONEY      INTERMEDIATE U.S. GOVERNMENT
                                MARKET FUND                 SECURITIES FUND
                         ---------------------------  -------------------------------
                          SIX MONTHS                    SIX MONTHS
                             ENDED       YEAR ENDED       ENDED         YEAR ENDED
                         SEPTEMBER 30,   MARCH 31,    SEPTEMBER 30,      MARCH 31,
                             1998           1998           1998            1998
                         -------------  ------------  ---------------  --------------
                          (UNAUDITED)                  (UNAUDITED)
FROM INVESTMENT
ACTIVITIES:
OPERATIONS:
 Net investment income.. $    912,987   $  1,747,740  $      742,442   $    1,944,467
 Net realized
  gains/(losses) from
  investment
  transactions..........           --              8          14,822          295,619
 Net change in
  unrealized
  appreciation/
  (depreciation) from
  investments...........           --             --       1,091,073        1,228,528
                         ------------   ------------  --------------   --------------
Change in net assets
resulting from
operations..............      912,987      1,747,748       1,848,337        3,468,614
                         ------------   ------------  --------------   --------------
DISTRIBUTIONS TO
SHAREHOLDERS:
 From net investment
 income.................     (913,613)    (1,747,740)       (739,655)      (1,961,357)
 In excess of net
 investment income......           --             --              --          (19,724)
 Dividends to
  shareholders from net
  realized gains from
  investment
  transactions..........           --             --              --          (54,748)
                         ------------   ------------  --------------   --------------
Change in net assets
 from shareholder
 distributions..........     (913,613)    (1,747,740)       (739,655)      (2,035,829)
                         ------------   ------------  --------------   --------------
CAPITAL TRANSACTIONS:
 Proceeds from shares
 issued.................   38,346,115    105,475,648       6,014,702        7,155,148
 Dividends reinvested...      190,699        280,061         348,179          550,903
 Cost of shares
 redeemed...............  (45,590,965)   (98,490,752)     (5,081,773)     (16,964,161)
                         ------------   ------------  --------------   --------------
Change in net assets
 from capital
 share transactions.....   (7,054,151)     7,264,957       1,281,108       (9,258,110)
                         ------------   ------------  --------------   --------------
Change in net assets....   (7,054,777)     7,264,965       2,389,790       (7,825,325)
NET ASSETS:
 Beginning of period....   42,060,598     34,795,633      26,332,432       34,157,757
                         ------------   ------------  --------------   --------------
 End of period.......... $ 35,005,821   $ 42,060,598  $   28,722,222   $   26,332,432
                         ============   ============  ==============   ==============
Accumulated
 undistributed net
 investment income
 included in net assets,
 end of period.......... $         --   $        626  $       23,889   $       21,102
                         ------------   ------------  --------------   --------------
SHARE TRANSACTIONS:
 Issued.................   38,346,158    105,475,630         582,513          700,180
 Reinvested.............      190,699        280,061          33,716           54,220
 Redeemed...............  (45,590,965)   (98,491,075)       (490,183)      (1,643,959)
                         ============   ============  ==============   ==============
Change in shares........   (7,054,108)     7,264,616         126,046         (889,559)
                         ============   ============  ==============   ==============

                       See notes to financial statements.

THE COVENTRY GROUP
BRENTON MUTUAL FUNDS

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                        VALUE EQUITY FUND
                                                    --------------------------
                                                     SIX MONTHS
                                                        ENDED      YEAR ENDED
                                                    SEPTEMBER 30,  MARCH 31,
                                                        1998          1998
                                                    ------------- ------------
                                                     (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
 Net investment income.............................  $   115,473  $    297,779
 Net realized gains/(losses) from investment
 transactions......................................    2,782,619     4,467,710
 Net change in unrealized
 appreciation/(depreciation) from investments......   (9,545,078)   11,585,146
                                                     -----------  ------------
Change in net assets resulting from operations.....   (6,646,986)   16,350,635
                                                     -----------  ------------
DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income........................     (101,911)     (291,610)
 In excess of net investment income................           --        (3,379)
 Dividends to shareholders from net realized gains
  from investment transactions.....................           --    (1,209,608)
                                                     -----------  ------------
Change in net assets from shareholder
distributions......................................     (101,911)   (1,504,597)
                                                     -----------  ------------
CAPITAL TRANSACTIONS:
 Proceeds from shares issued.......................    6,213,847    12,077,719
 Dividends reinvested..............................       94,240     1,079,209
 Cost of shares redeemed...........................   (4,926,907)  (12,781,841)
                                                     -----------  ------------
Change in net assets from capital share
transactions.......................................    1,381,180       375,087
                                                     -----------  ------------
Change in net assets...............................   (5,367,717)   15,221,125
NET ASSETS:
 Beginning of period...............................   56,947,783    41,726,658
                                                     -----------  ------------
 End of period.....................................  $51,580,066  $ 56,947,783
                                                     ===========  ============
Accumulated undistributed (distribution in excess
 of) net investment income included in net assets,
 end of period.....................................  $    10,183  $     (3,379)
                                                     -----------  ------------
SHARE TRANSACTIONS:
 Issued............................................      320,175       692,334
 Reinvested........................................        4,798        60,284
 Redeemed..........................................     (257,247)     (697,579)
                                                     -----------  ------------
Change in shares...................................       67,726        55,039
                                                     ===========  ============

                       See notes to financial statements.

THE COVENTRY GROUP
BRENTON U.S. GOVERNMENT MONEY MARKET FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               SEPTEMBER 30, 1998
                                  (UNAUDITED)

  SHARES OR
  PRINCIPAL                         SECURITY                          AMORTIZED
   AMOUNT                         DESCRIPTION                           COST
 ----------- -----------------------------------------------------   -----------
 U.S. GOVERNMENT AGENCIES (100.0%):
 Federal Farm Credit Bank (1.2%):
 $   410,000 5.70%, 12/1/98.......................................   $   409,938
 Federal Home Loan Bank: (93.1%):
  17,071,000 5.40%*, 10/1/98......................................    17,070,999
     350,000 5.71%, 10/1/98.......................................       350,000
     650,000 5.70%, 10/23/98......................................       649,976
     700,000 5.78%, 10/30/98......................................       699,994
   5,000,000 5.47%*, 11/18/98.....................................     4,964,000
   6,177,000 5.39%*, 11/25/98.....................................     6,126,559
     500,000 5.50%, 3/19/99.......................................       499,777
     450,000 5.50%, 3/26/99.......................................       449,792
     400,000 5.63%, 4/9/99........................................       399,843
   1,370,000 5.53%, 6/10/99.......................................     1,368,504
                                                                     -----------
                                                                      32,579,444
                                                                     -----------

  SHARES OR
  PRINCIPAL                         SECURITY                          AMORTIZED
   AMOUNT                         DESCRIPTION                           COST
 ----------- -----------------------------------------------------   -----------
 Sallie Mae (5.7%):
 $   250,000 5.72%, 11/20/98......................................   $   249,977
     250,000 5.72%, 11/20/98......................................       249,986
   1,500,000 5.74%, 12/17/98......................................     1,499,683
                                                                     -----------
                                                                       1,999,646
                                                                     -----------
   Total U.S. Government Agencies                                     34,989,028
                                                                     -----------
 INVESTMENT COMPANIES (0.0%):
       4,783 Dreyfus Treasury Prime Money Market Portfolio........         4,783
                                                                     -----------
   Total Investment Companies                                              4,783
                                                                     -----------
   Total (Amortized Cost--$34,993,811)(a)                            $34,993,811
                                                                     ===========

------
Percentages indicated are based on net assets of $35,005,821.
*Effective yield at date of purchase.
(a)Cost and value for federal income tax and financial reporting purposes are the same.

                       See notes to financial statements.

THE COVENTRY GROUP
BRENTON INTERMEDIATE U.S. GOVERNMENT SECURITIES FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               SEPTEMBER 30, 1998
                                  (UNAUDITED)

 SHARES OR
 PRINCIPAL                         SECURITY                            MARKET
   AMOUNT                         DESCRIPTION                           VALUE
 ---------- ------------------------------------------------------   -----------
 U.S. GOVERNMENT AGENCIES (87.5%):
 Federal Home Loan Bank (44.9%):
 $2,000,000 6.50%, 6/5/02.........................................   $ 2,120,298
  3,000,000 5.69%, 4/15/03........................................     3,115,482
  1,000,000 6.89%, 4/6/04.........................................     1,100,815
  1,000,000 7.36% 7/1/04..........................................     1,127,162
  1,000,000 7.32%, 4/21/05........................................     1,137,165
  3,000,000 6.32%, 6/28/05........................................     3,241,872
  1,000,000 6.15%, 11/28/05.......................................     1,072,656
                                                                     -----------
                                                                      12,915,450
                                                                     -----------
 Freddie Mac (12.7%):
  1,500,000 6.55%, 10/2/02........................................     1,600,150
  1,000,000 6.75%, 8/1/05.........................................     1,108,426
    907,409 6.50%, 7/1/08.........................................       930,657
                                                                     -----------
                                                                       3,639,233
                                                                     -----------
 Fannie Mae (28.3%):
  2,500,000 5.75%, 6/15/05........................................     2,635,547
  1,500,000 6.74%, 7/9/07.........................................     1,684,707
    566,304 6.50%, 3/1/09.........................................       580,637

 SHARES OR
 PRINCIPAL                         SECURITY                            MARKET
   AMOUNT                         DESCRIPTION                           VALUE
 ---------- ------------------------------------------------------   -----------
 U.S. GOVERNMENT AGENCIES, CONTINUED:
 Fannie Mae, continued
 $1,803,128 7.50%, 11/1/17........................................   $ 1,872,422
  1,308,267 7.50%, 12/1/25........................................     1,353,638
                                                                     -----------
                                                                       8,126,951
                                                                     -----------
 Ginnie Mae (1.6%):
    442,439 7.00%, 5/1/10.........................................       455,296
                                                                     -----------
   Total U.S. Government Agencies (Cost $23,764,177)                  25,136,930
                                                                     -----------
 U.S. TREASURY NOTES (10.9%):
  1,000,000 6.38%, 1/15/00........................................     1,022,656
  2,000,000 5.88%, 9/30/02........................................     2,109,688
                                                                     -----------
   Total U.S. Treasury Notes (Cost $3,020,250)                         3,132,344
                                                                     -----------
 INVESTMENT COMPANIES (0.5%):
    146,702 Goldman Federal Portfolio Money Market................       146,702
                                                                     -----------
   Total Investment Companies                                            146,702
                                                                     -----------
   Total (Cost--$26,931,128)(a)                                      $28,415,976
                                                                     ===========

------
Percentages indicated are based on net assets of $28,722,222.
(a)Represents cost for federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

   Unrealized appreciation... $1,484,848
   Unrealized depreciation...          0
                              ----------
   Net unrealized
   appreciation.............. $1,484,848
                              ==========

                       See notes to financial statements.

THE COVENTRY GROUP
BRENTON VALUE EQUITY FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               SEPTEMBER 30, 1998
                                  (UNAUDITED)

 SHARES OR
 PRINCIPAL                         SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                            VALUE
 --------- -------------------------------------------------------   -----------
 COMMON STOCKS (99.3%):
 Aerospace/Defense (0.8%):
   11,000  General Motors Corp.--Class H..........................   $   404,938
                                                                     -----------
 Auto Parts (0.4%):
    5,000  TRW, Inc...............................................       221,875
                                                                     -----------
 Banks (7.7%):
   14,850  Banc One Corp (b)......................................       632,981
   13,500  BankAmerica Corp.......................................       811,688
   20,000  Chase Manhattan Corp...................................       865,000
    4,000  Citicorp...............................................       371,750
    3,500  Wells Fargo & Co.......................................     1,242,499
                                                                     -----------
                                                                       3,923,918
                                                                     -----------
 Beverages--Non-alcoholic (2.0%):
    9,200  Coca-Cola Co...........................................       530,150
   16,700  PepsiCo, Inc...........................................       491,606
                                                                     -----------
                                                                       1,021,756
                                                                     -----------
 Beverages--Wines & Spirits (1.8%):
   17,400  Anheuser-Busch Cos., Inc...............................       939,600
                                                                     -----------
 Capital Equipment (1.7%):
   16,000  Illinois Tool Works, Inc...............................       872,000
                                                                     -----------
 Chemicals--Diversified (0.9%):
    8,600  Du Pont (E.I.) de Nemours & Co.........................       482,675
                                                                     -----------
 Chemicals--Specialty (1.2%):
   21,000  Sigma-Aldrich Corp.....................................       606,375
                                                                     -----------
 Computer Software (3.4%):
   10,050  Cisco Systems, Inc. (b)................................       621,216
   14,000  Electronic Data Systems Corp...........................       464,625
    6,000  Microsoft Corp.........................................       660,375
                                                                     -----------
                                                                       1,746,216
                                                                     -----------
 Computer (3.2%):
   20,000  EMC Corporation (b)....................................     1,143,750
    4,000  International Business Machines Corp...................       512,000
                                                                     -----------
                                                                       1,655,750
                                                                     -----------
 Computers--Peripheral Equipment (0.6%):
   10,000  Compaq Computer Corp...................................       316,250
                                                                     -----------

 SHARES OR
 PRINCIPAL                         SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                            VALUE
 --------- -------------------------------------------------------   -----------
 COMMON STOCKS, CONTINUED:
 Cosmetics/Personal Care (0.6%):
    8,000  Gillette Co............................................   $   306,000
                                                                     -----------
 Defense (1.8%):
   18,186  Raytheon Co.--Class A..................................       942,262
                                                                     -----------
 Diversified Operations (3.2%):
   13,000  General Electric Co....................................     1,034,312
    8,100  Minnesota Mining & Manufacturing Co....................       596,869
                                                                     -----------
                                                                       1,631,181
                                                                     -----------
 Electric Utility (1.2%):
   14,000  BEC Energy.............................................       609,875
                                                                     -----------
 Electrical Equipment (3.0%):
   18,000  AMP, Inc...............................................       643,500
   14,000  Emerson Electric Co....................................       871,500
                                                                     -----------
                                                                       1,515,000
                                                                     -----------
 Electronic Components (1.4%):
    5,000  Intel Corp.............................................       428,750
    7,000  Motorola, Inc..........................................       298,813
                                                                     -----------
                                                                         727,563
                                                                     -----------
 Energy (1.5%):
   22,500  Xilinx, Inc. (b).......................................       787,500
                                                                     -----------
 Financial Services (3.4%):
   15,000  Federal Home Loan Mortgage Corp........................       741,563
   17,800  MGIC Investment Corp...................................       656,375
   10,000  Washington Mutual Inc..................................       337,500
                                                                     -----------
                                                                       1,735,438
                                                                     -----------
 Food Products & Services (3.6%):
   31,200  ConAgra, Inc...........................................       840,450
   19,300  Sara Lee Corp..........................................     1,042,199
                                                                     -----------
                                                                       1,882,649
                                                                     -----------
 Health Care--Drugs (5.6%):
   18,000  American Home Products Corp............................       942,750
   12,000  Bristol Myers Squibb Co................................     1,246,499
    5,000  Merck & Co., Inc.......................................       647,813
                                                                     -----------
                                                                       2,837,062
                                                                     -----------

                                   Continued

THE COVENTRY GROUP
BRENTON VALUE EQUITY FUND

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                               SEPTEMBER 30, 1998
                                  (UNAUDITED)

 SHARES OR
 PRINCIPAL                         SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                            VALUE
 --------- -------------------------------------------------------   -----------
 COMMON STOCKS, CONTINUED:
 Health Care--General Products (2.3%):
   15,100  Johnson & Johnson......................................   $ 1,181,575
                                                                     -----------
 Household--General Products (2.5%):
   10,000  Newell Co..............................................       460,625
   12,000  Procter & Gamble Co....................................       851,250
                                                                     -----------
                                                                       1,311,875
                                                                     -----------
 Insurance (5.6%):
    6,000  American International Group, Inc......................       462,000
   16,000  Reliastar Financial Corp...............................       624,000
   19,300  Safeco Corp............................................       804,569
   19,200  UNUM Corp..............................................       953,999
                                                                     -----------
                                                                       2,844,568
                                                                     -----------
 Leisure & Recreation (0.6%):
   25,000  Brunswick Corp.........................................       323,438
                                                                     -----------
 Medical-Wholesale Drug Distribution (2.1%):
    7,000  Lilly (Eli) & Co.......................................       548,187
    5,000  Pfizer, Inc............................................       529,688
                                                                     -----------
                                                                       1,077,875
                                                                     -----------
 Medical-Hospital Management & Services (1.1%):
   20,000  Tenet Healthcare Corp. (b).............................       575,000
                                                                     -----------
 Motor Vehicles (0.7%):
    7,000  General Motors Corp....................................       382,813
                                                                     -----------
 Multimedia (0.6%):
   12,000  The Walt Disney Co.....................................       303,750
                                                                     -----------
 Natural Gas Utility (0.6%):
   15,000  Baker Hughes, Inc......................................       314,063
                                                                     -----------
 Office Supplies, Automation & Equipment (2.5%):
    8,000  Avery Dennison.........................................       349,500
   18,000  Pitney Bowes, Inc......................................       946,125
                                                                     -----------
                                                                       1,295,625
                                                                     -----------
 Oil & Gas (1.4%):
   20,000  Burlington Resources, Inc..............................       747,500
                                                                     -----------
 Oil Companies--Integrated (4.6%):
   11,600  Amoco Corp.............................................       624,950
   12,800  Exxon Corp.............................................       898,399

 SHARES OR
 PRINCIPAL                         SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                            VALUE
 --------- -------------------------------------------------------   -----------
 COMMON STOCKS, CONTINUED:
 Oil Companies--Integrated, continued:
  11,000   Mobil Corp.............................................   $   835,313
                                                                     -----------
                                                                       2,358,662
                                                                     -----------
 Oil Field Services (1.6%):
  16,000   Schlumberger Ltd.......................................       805,000
                                                                     -----------
 Paint & Related Products (1.9%):
  29,800   Sherwin-Williams Co....................................       644,425
                                                                     -----------
 Paper & Related Products (2.1%):
  18,800   Kimberly-Clark Corp....................................       761,400
  10,000   Lowe's Cos., Inc.......................................       318,125
                                                                     -----------
                                                                       1,079,525
                                                                     -----------
 Restaurants (1.7%):
  15,000   McDonald's Corp........................................       895,313
                                                                     -----------
 Retail--Convenience Stores (1.3%):
  45,000   Casey's General Stores, Inc............................       675,000
                                                                     -----------
 Retail--General Merchandise (2.1%):
  11,000   Costco Cos., Inc. (b)..................................       521,125
  10,000   Wal Mart Stores, Inc...................................       546,250
                                                                     -----------
                                                                       1,067,375
                                                                     -----------
 Retail--Specialty Stores (1.1%):
  14,000   Home Depot, Inc........................................       553,000
                                                                     -----------
 Steel (0.5%):
   6,000   Nucor Corp.............................................       243,750
                                                                     -----------
 Telecommunications (1.7%):
  18,000   MCI Worldcom, Inc. (b).................................       879,750
                                                                     -----------
 Telecommunications Equipment (0.9%):
   6,500   Lucent Technologies, Inc...............................       448,906
                                                                     -----------
 Tobacco (1.8%):
  20,300   Philip Morris Cos., Inc................................       935,069
                                                                     -----------
 Utilities--Electric (2.3%):
  15,000   AES Corp...............................................       555,938
  21,000   Houston Industries, Inc................................       653,625
                                                                     -----------
                                                                       1,209,563
                                                                     -----------
 Utilities--Gas & Pipeline (0.9%):
  15,300   Sonat, Inc.............................................       457,088
                                                                     -----------

                                   Continued

THE COVENTRY GROUP
BRENTON VALUE EQUITY FUND

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                               SEPTEMBER 30, 1998
                                  (UNAUDITED)

 SHARES OR
 PRINCIPAL                         SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                            VALUE
 --------- -------------------------------------------------------   -----------
 COMMON STOCKS, CONTINUED:
 Utilities--Telephone (4.4%):
  10,000   AT&T Corp..............................................   $   584,375
  14,800   GTE Corp...............................................       814,000
  19,800   SBC Communications, Inc................................       879,862
                                                                     -----------
                                                                       2,278,237
                                                                     -----------
 Wholesale (2.2%):
  26,000   Arrow Electronics, Inc. (b)............................       341,250
  34,000   Sysco Corp.............................................       801,125
                                                                     -----------
                                                                       1,142,375
                                                                     -----------
   Total Common Stocks (Cost--$38,969,024)                            51,197,003
                                                                     -----------

 SHARES OR
 PRINCIPAL                         SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                            VALUE
 --------- -------------------------------------------------------   -----------
 INVESTMENT COMPANIES (1.4%):
  742,293  Goldman Federal Money Market Portfolio.................   $   742,293
                                                                     -----------
   Total Investment Companies                                            742,293
                                                                     -----------
   Total (Cost--$39,711,317)(a)                                      $51,939,296
                                                                     ===========

------
Percentages indicated are based on net assets of $51,580,066.
(a) Represents cost for federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

   Unrealized appreciation... $14,804,516
   Unrealized depreciation...  (2,576,537)
                              -----------
   Net unrealized apprecia-
    tion..................... $12,227,979
                              ===========

                       See notes to financial statements.

THE COVENTRY GROUP
BRENTON MUTUAL FUNDS

                         NOTES TO FINANCIAL STATEMENTS
                               SEPTEMBER 30, 1998
                                  (UNAUDITED)


1. ORGANIZATION:

 The Coventry Group (the "Group") was organized on January 8, 1992 as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. Between the date of organization and the date of commencement of operations of the Brenton U.S. Government Money Market Fund, the Brenton Intermediate U.S. Government Securities Fund, and the Brenton Value Equity Fund, (individually, a "Fund"; collectively, the "Funds"), a series of the Group, the Funds earned no investment income and had no operations other than incurring organizational expenses.

 The Brenton U.S. Government Money Market Fund's investment objective is to seek current income consistent with maintaining liquidity and stability of principal. The Fund invests exclusively in short-term U.S. Treasury bills and notes and other short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government Obligations"). The investment objective of the Brenton Intermediate U.S. Government Securities Fund is to seek total return consistent with the production of current income and the preservation of capital. The Fund invests primarily in U.S. Government Obligations and intends to maintain a dollar-weighted average portfolio maturity of 3 to 10 years. The investment objective of the Brenton Value Equity Fund is long-term capital appreciation. The Fund invests primarily in a diversified portfolio of equity securities.

 The Group is authorized to issue an unlimited number of shares, which are equal units of beneficial interest with a par value of $0.01 per share. Sales of Fund shares may be made to the general public.

2. SIGNIFICANT ACCOUNTING PRINCIPLES:

 The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that effect the reported amounts and disclosures. Actual amounts could differ from those estimates.

   SECURITIES VALUATION:

   Investments of the Brenton U.S. Government Money Market Fund are valued at amortized cost, which approximates market value. Under the amortized cost valuation method, discount or premium is amortized on a constant basis to the maturity of the security.

   Investments, excluding registered investment companies, of the Brenton Intermediate U.S. Government Securities Fund and the Brenton Value Equity Fund (collectively "the variable net asset value funds") are valued at their market values determined on the basis of the latest available bid quotation in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. Investments in investment companies are valued at their respective net asset values as

                                   Continued

THE COVENTRY GROUP
BRENTON MUTUAL FUNDS

                   NOTES TO FINANCIAL STATEMENTS, CONTINUED
                              SEPTEMBER 30, 1998
                                  (UNAUDITED)

   reported by such companies. Securities, including restricted securities, for which market quotations are not readily available, are valued at fair market value or as determined in good faith by the investment adviser under the supervision of the Group's Board of Trustees. The difference between the cost and market values of investments held by the variable net asset value funds is reflected as either unrealized appreciation or depreciation.

   SECURITY TRANSACTIONS AND RELATED INCOME:

   Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

   REPURCHASE AGREEMENTS:

   The Funds may acquire repurchase agreements from financial institutions such as banks, brokers or dealers that the investment adviser deems creditworthy under guidelines approved by the Group's Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain with the Fund's custodian the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

   DIVIDENDS TO SHAREHOLDERS:

   Dividends from net investment income are declared daily and paid monthly for the U.S. Government Money Market Fund. Dividends from net investment income are declared and paid monthly for the Intermediate U.S. Government Securities Fund. Dividends from net investment income are declared and paid quarterly for the Value Equity Fund. Distributable net realized capital gains, if any, are declared and distributed at least annually for each Fund.

   Dividends from net investment income and from net realized capital gains are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for organization costs, expiring capital loss carry forwards and deferrals of certain losses.

   FEDERAL INCOME TAXES:

   It is the policy of each of the Funds to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal

                                   Continued

THE COVENTRY GROUP
BRENTON MUTUAL FUNDS

                   NOTES TO FINANCIAL STATEMENTS, CONTINUED
                              SEPTEMBER 30, 1998
                                  (UNAUDITED)

   Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve each of the Funds from all, or substantially all, federal income taxes. For federal income tax purposes, the Brenton U.S. Government Money Market Fund as of March 31, 1998, has capital loss carryforwards which are available to offset future capital gains, if any:

                                                            CAPITAL LOSS
                                                            CARRYFORWARD EXPIRES
                                                            ------------ -------
   U.S. Government Money Market Fund.......................     $353      2005
   U.S. Government Money Market Fund.......................        5      2006

   EXPENSES:

   Expenses that are directly related to one of the Funds are charged directly to that Fund. Expenses relating to the Funds collectively are prorated to the Funds on the basis of each Fund's relative net assets. Other expenses for the Group are prorated to the Funds and any other portfolios of the Group on the basis of relative net assets.

3. PURCHASES AND SALES OF SECURITIES:

 Purchases and sales of securities (excluding short-term securities) for the six months ended September 30, 1998 are as follows:

                                                           PURCHASES    SALES
                                                           ---------- ----------
 Intermediate U.S. Government Securities Fund............. $5,704,672 $3,705,742
 Value Equity Fund........................................  8,128,403  6,530,160

4. RELATED PARTY TRANSACTIONS:

 Investment advisory services are provided to the Group by Brenton Bank, N.A. ("Brenton Bank"). Under the terms of the investment advisory agreement, Brenton Bank is entitled to receive fees computed daily based on a percentage of the average net assets of each Fund. For the services provided and expenses assumed pursuant to its investment advisory agreement with the Group, the Adviser receives fees computed daily and paid monthly, at the following annual rates: Money Market Fund--0.40% of the Fund's first $250 million in net assets and up to 0.30% of the Fund's net assets in excess of $250 million; Intermediate Government Fund--up to 0.50% of the Fund's first $25 million in net assets and up to 0.30% of the Fund's net assets in excess of $25 million; and Equity Fund--up to 0.74% of the Fund's first $25 million of net assets and up to 0.60% of the Fund's net assets in excess of $25 million. U.S. Government Money Market Fund had voluntary fee reductions of $18,988 for the period.

 Brenton Bank also serves as custodian to the Funds. The Northern Trust Company serves as sub-investment adviser to the U.S. Government Money Market Fund. For such services, Brenton Bank pays the Northern Trust Company an annual fee of 0.08% of the U.S. Government Money Market Fund's average daily net assets.

                                   Continued

THE COVENTRY GROUP
BRENTON MUTUAL FUNDS

                   NOTES TO FINANCIAL STATEMENTS, CONTINUED
                              SEPTEMBER 30, 1998
                                  (UNAUDITED)

 BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS"), an Ohio Limited Partnership, and BISYS Fund Services Ohio, Inc. ("BISYS Ohio") are subsidiaries of the BISYS Group, Inc.

 BISYS, with whom certain officers and trustees of the Group are affiliated, serves the Funds as administrator. Such officers and trustees are paid no fees directly by the Funds for serving as officers and trustees of the Group. Under the terms of the administration agreement, BISYS's fees are computed daily as a percentage of the average net assets of each of the Funds.

 BISYS Ohio serves as transfer agent to the Funds. Under the terms of the Transfer Agency agreement, BISYS Ohio is entitled to receive fees based upon a specified amount per shareholder with specified minimum per portfolio amounts and surcharges, plus certain out-of-pocket expenses. BISYS Ohio also serves as fund accountant. Under the terms of the fund accounting agreement, BISYS Ohio receives fees monthly at an annual rate of $30,000 for the U.S. Government Money Market Fund, the Intermediate U.S. Government Securities Fund, and the Value Equity Fund, plus certain out-of-pocket expenses.

 The Funds have adopted a Distribution and Shareholder Services Plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, pursuant to which the Funds are authorized to pay or reimburse BISYS, as distributor, a periodic amount, calculated at an annual rate not to exceed .50% of the average daily net asset value of the Funds. These fees are used by BISYS to pay banks, including Brenton Bank, brokers, dealers and other institutions, or to reimburse BISYS or its affiliates, for administration, distribution and shareholder services in connection with the distribution of Fund shares.

                                   Continued

THE COVENTRY GROUP
BRENTON MUTUAL FUNDS

                   NOTES TO FINANCIAL STATEMENTS, CONTINUED
                              SEPTEMBER 30, 1998
                                  (UNAUDITED)

 Fees may be voluntarily reduced to assist the Funds in maintaining competitive expense ratios. Information regarding these transactions is as follows for the six months ended September 30, 1998:

                                     U.S. GOVERNMENT   INTERMEDIATE    VALUE
                                      MONEY MARKET   U.S. GOVERNMENT   EQUITY
                                          FUND       SECURITIES FUND    FUND
                                     --------------- ---------------- --------
  INVESTMENT ADVISOR FEES:
  Annual fee before voluntary
  fee reductions (percentage
  of average net assets)............        0.40%              *             *
  Voluntary fee reductions..........     $18,988             N/A           N/A
  ADMINISTRATION FEES:
  Annual fee (percentage of average
  net assets).......................        0.20%           0.20%         0.20%
  Voluntary fee reductions..........     $27,376         $14,171            --
  12B-1 FEES
  Annual fee before voluntary fee
    reductions
    (percentage of average net
    assets).........................        0.50%           0.50%         0.50%
  Voluntary fee reductions..........     $91,142         $67,958      $127,022
  ACCOUNTING FEES:..................     $16,095         $16,612      $ 16,661
  CUSTODIAN FEES:...................     $ 7,123         $ 3,129      $  6,733
  TRANSFER AGENT FEES:..............     $28,037         $13,537      $ 28,676

* See related Party footnote

                                   Continued

THE COVENTRY GROUP
BRENTON MUTUAL FUNDS

                              FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the period indicated:

                                            U.S. GOVERNMENT
                                           MONEY MARKET FUND
                         ------------------------------------------------------
                          SIX MONTHS      YEAR      YEAR      YEAR    AUGUST 9,
                             ENDED        ENDED     ENDED     ENDED    1994 TO
                         SEPTEMBER 30,  MARCH 31, MARCH 31, MARCH 31, MARCH 31,
                             1998         1998      1997      1996    1995 (A)
                         -------------  --------- --------- --------- ---------
                          (UNAUDITED)
NET ASSET VALUE,
BEGINNING OF PERIOD.....    $ 1.000      $ 1.000   $ 1.000   $ 1.000   $ 1.000
                            -------      -------   -------   -------   -------
INVESTMENT ACTIVITIES
  Net investment income.      0.024        0.048     0.046     0.050     0.028
                            -------      -------   -------   -------   -------
    Total from
     Investment
     Activities.........      0.024        0.048     0.046     0.050     0.028
                            -------      -------   -------   -------   -------
DISTRIBUTIONS
  Net investment income.     (0.024)      (0.048)   (0.046)   (0.050)   (0.028)
                            -------      -------   -------   -------   -------
    Total Distributions.     (0.024)      (0.048)   (0.046)   (0.050)   (0.028)
                            -------      -------   -------   -------   -------
NET ASSET VALUE, END OF
PERIOD..................    $ 1.000      $ 1.000   $ 1.000   $ 1.000   $ 1.000
                            =======      =======   =======   =======   =======
    Total return
     (excludes sales
     charge)............       2.44%(b)     4.96%     4.67%     5.12%     2.84%(b)
RATIOS/SUPPLEMENTARY
DATA:
  Net Assets, End of
   Period (000).........    $35,006      $42,061   $34,796   $35,436   $27,810
  Ratio of expenses to
   average net assets...       0.74%(c)     0.72%     0.77%     0.75%     0.97%(c)
  Ratio of net
   investment income to
   average net assets...       4.81%(c)     4.86%     4.57%     4.99%     4.37%(c)
  Ratio of expenses to
   average net assets
   (*)..................       1.46%(c)     1.41%     1.47%     1.46%     1.66%(c)
  Ratio of net
   investment income to
   average net assets
   (*)..................       4.08%(c)     4.16%     3.87%     4.28%     3.68%(c)

--------
* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)Period from commencement of operations.
(b)Not annualized
(c)Annualized


                       See notes to financial statements.

THE COVENTRY GROUP
BRENTON MUTUAL FUNDS

                              FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the period indicated:

                                     INTERMEDIATE U.S. GOVERNMENT
                                            SECURITIES FUND
                         ------------------------------------------------------
                          SIX MONTHS      YEAR      YEAR      YEAR    AUGUST 9,
                             ENDED        ENDED     ENDED     ENDED    1994 TO
                         SEPTEMBER 30,  MARCH 31, MARCH 31, MARCH 31, MARCH 31,
                             1998         1998      1997      1996    1995 (A)
                         -------------  --------- --------- --------- ---------
                          (UNAUDITED)
NET ASSET VALUE,
BEGINNING OF PERIOD.....    $ 10.30      $  9.91   $ 10.14   $  9.99   $ 10.00
                            -------      -------   -------   -------   -------
INVESTMENT ACTIVITIES
  Net investment income.       0.27         0.59      0.57      0.59      0.35
  Net realized and
   unrealized
   gains/(losses) from
   investments..........       0.41         0.40     (0.22)     0.15     (0.02)
                            -------      -------   -------   -------   -------
    Total from
     Investment
     Activities.........       0.68         0.99      0.35      0.74      0.33
                            -------      -------   -------   -------   -------
DISTRIBUTIONS
  Net investment income.      (0.27)       (0.58)    (0.57)    (0.59)    (0.34)
  Net realized gains
   from investments.....         --        (0.02)    (0.01)       --        --
                            -------      -------   -------   -------   -------
    Total Distributions.      (0.27)       (0.60)    (0.58)    (0.59)    (0.34)
                            -------      -------   -------   -------   -------
NET ASSET VALUE, END OF
PERIOD..................    $ 10.71      $ 10.30   $  9.91   $ 10.14   $  9.99
                            =======      =======   =======   =======   =======
    Total return
     (excludes sales
     charge)............       6.75%(b)    10.21%     3.51%     7.48%     3.42%(b)
RATIOS/SUPPLEMENTARY
DATA:
  Net Assets, End of
   Period (000).........    $28,722      $26,332   $34,158   $34,390   $16,438
  Ratio of expenses to
   average net assets...       0.94%(c)     0.97%     1.02%     1.07%     1.53%(c)
  Ratio of net
   investment income to
   average
   net assets...........       5.24%(c)     5.47%     5.64%     5.82%     5.71%(c)
  Ratio of expenses to
   average net assets
   (*)..................       1.52%(c)     1.42%     1.47%     1.55%     2.03%(c)
  Ratio of net
   investment income to
   average net assets
   (*)..................       4.66%(c)     5.02%     5.19%     5.34%     5.21%(c)
  Portfolio Turnover....      13.69%       61.25%    78.95%    30.85%    20.69%

--------
* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)Period from commencement of operations.
(b)Not annualized
(c)Annualized

                       See notes to financial statements.

THE COVENTRY GROUP
BRENTON MUTUAL FUNDS

                              FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the period indicated:

                                           VALUE EQUITY FUND
                         -------------------------------------------------------
                          SIX MONTHS       YEAR      YEAR      YEAR    AUGUST 9,
                             ENDED         ENDED     ENDED     ENDED    1994 TO
                         SEPTEMBER 30,   MARCH 31, MARCH 31, MARCH 31, MARCH 31,
                             1998          1998      1997      1996    1995 (A)
                         -------------   --------- --------- --------- ---------
                          (UNAUDITED)
NET ASSET VALUE,
BEGINNING OF PERIOD.....    $ 19.81       $ 14.80   $ 12.95   $ 10.83   $ 10.00
                            -------       -------   -------   -------   -------
INVESTMENT ACTIVITIES
  Net investment income.       0.04          0.10      0.13      0.10      0.09
  Net realized and
   unrealized
   gains/(losses) from
   investments..........      (2.29)         5.41      2.11      2.70      0.83
                            -------       -------   -------   -------   -------
    Total from
     Investment
     Activities.........      (2.25)         5.51      2.24      2.80      0.92
                            -------       -------   -------   -------   -------
DISTRIBUTIONS
  Net investment income.      (0.03)        (0.10)    (0.13)    (0.10)    (0.09)
  Net realized gains
   from investments.....         --         (0.40)    (0.19)    (0.58)       --
  In excess of net
   realized gains from
   investments..........         --            --     (0.07)       --        --
                            -------       -------   -------   -------   -------
    Total Distributions.      (0.03)        (0.50)    (0.39)    (0.68)    (0.09)
                            -------       -------   -------   -------   -------
NET ASSET VALUE, END OF
PERIOD..................    $ 17.53       $ 19.81   $ 14.80   $ 12.95   $ 10.83
                            =======       =======   =======   =======   =======
    Total return
     (excludes sales
     charges)...........     (11.35)%(b)    37.59%    17.44%    26.13%     9.25%(b)
RATIOS/SUPPLEMENTARY
DATA:
  Net Assets, End of
   Period (000).........    $51,580       $56,948   $41,727   $32,353   $15,628
  Ratio of expenses to
   average net assets...       1.20%(c)      1.20%     1.28%     1.45%     1.80%(c)
  Ratio of net
   investment income to
   average net assets...       0.41%(c)      0.57%     0.88%     0.83%     1.39%(c)
  Ratio of expenses to
   average net
   assets (*)...........       1.65%(c)      1.65%     1.73%     1.92%     2.30%(c)
  Ratio of net
   investment income to
   average net assets
   (*)..................      (0.04)%(c)     0.12%     0.43%     0.36%     0.89%(c)
  Portfolio Turnover....      11.44%        33.20%    17.15%    43.80%    18.30%

--------
* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)Period from commencement of operations.
(b)Not annualized
(c)Annualized

                       See notes to financial statements.

INVESTMENT ADVISER
Brenton Bank
2840 Ingersoll
Des Moines, Iowa 50312

ADMINISTRATOR AND DISTRIBUTOR
BISYS Fund Services
3435 Stelzer Road
Columbus, Ohio 43219

LEGAL COUNSEL
Dechert Price & Rhoads
1775 Eye Street, N.W.
Washington, D.C. 20006

AUDITORS
Ernst & Young LLP
10 West Broad Street
Suite 2300
Columbus, Ohio 43215


11/98



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                                    BRENTON
                                  MUTUAL FUNDS




                                      LOGO
                                  BRENTON BANK
                               INVESTMENT ADVISER




                               SEMI-ANNUAL REPORT
                                       TO
                                  SHAREHOLDERS
                               SEPTEMBER 30, 1998